Leases	12 Months Ended
Dec. 31, 2019
Disclosure of leases [text block] [Abstract]
Disclosure of leases [text block]

NOTE 10 - LEASES:

a.	Right-of-use assets

	Cost				Accumulated Depreciation
	Balance at the beginning	Additions during the	Deletions during the	Balance at the end of	Balance at the beginning	Additions during the	Deletions during the	Balance at the end of	Depreciated balance as of December 31,
	of the year	year	year	the year	of the year	year	year	the year	2019	2018
	USD in thousands				USD in thousands				USD in thousands
Property	-	121	-	121	-	22	-	22	99	-
Motor vehicles	39	53	(16)	76	-	23	(1)	22	54	-
	39	174	(16)	197	-	45	(1)	44	153	-

As of December 31, 2019, the weighted average remaining lease term for the Company’s leases was 1.46 years, and weighted-average discount rate was 10%.

b.	Lease liabilities

	Balance at the beginning	Additions during the	Deletions during the	Interest expense during the	Payments during the	Balance at the end of
	of the year	year	year	year	year	the year
	USD in thousands
Property	-	121	-	2	(22)	101
Motor vehicles	39	53	(15)	3	(29)	51
	39	174	(15)	5	(51)	152

Composition of lease liabilities:

December 31, 2019
USD in thousands

Current lease liabilities:
Property	97
Motor vehicles	22
119

Non-current lease liabilities:
Property	4
Motor vehicles	29
33

c.	Additional disclosure:

1)	The Group leases it’s headquarter facilities in Omer, Israel, with a total of approximately 807 gross square meters. In January 2019 the company signed the agreement until the end of 2019. In November 2019 the company extended the agreement until the end of 2020. The rental payments are linked to the Israeli CPI.

2)	The Company also leases a CEO’s office. Payments under the lease commenced on June 2019, and the initial term of the lease will expire in June 2020. The Company has options to extend the lease contract periods for up to two years (including the original lease periods). The extension option includes an increase of the lease payment of 5%. The monthly lease fee is NIS 4 thousand (approximately USD 1.1 thousands).

3)	The Company has entered into operating lease agreements in connection with a number of vehicles. The lease periods are generally for three years.

4)	In 2018 and 2017 rent expenses in amounts of USD 128 thousands and USD 157 thousands respectively were recorded according to the previous accounting policy under IAS 17.

d) As of December 31, 2019, minimum future rental payments under the leases were:

Year	Property	Motor vehicles	Total
2020	101	28	129
2021	6	20	26
2022	-	14	14
	107	62	169

As of December 31, 2018, minimum future rental payments under the leases were:

Year	Property	Motor vehicles	Total
2019	80	30	110
2020		9	9
	80	39	119